SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	For the year ended December 31,
US$ MILLIONS	2021	2020	2019
Interest paid	$261	$222	$161
Income taxes paid	$165	$135	$96

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2021	2020	2019
Accounts receivable	$(91)	$(71)	$(58)
Accounts payable and other	126	27	131
Changes in non-cash working capital, net	$35	$(44)	$73